Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash	$ 103,002	$ 34,371	$ 42,121
Accounts receivable, net	158,000	218,145	453,623
Inventory, net	495,086	356,285	531,249
Loan receivables	10,500	85,533	157,872
Other current assets	2,458,692	2,719,875	756,565
Total current assets	3,225,281	3,414,209	1,941,432
Equipment, net	430,396	476,585	195,180
Intangible Asset	10,500	11,200	12,600
Other assets	58,970	23,970	38,751
Right of Use Assets - Non-Current	416,421
Advanced to Investments		18,000,000
Total Assets	4,141,568	21,925,965	2,187,963
Current liabilities:
Note payable due to bank	25,982	25,982	25,982
Bank overdraft	5,907
Accounts payable and accrued liabilities	1,427,098	1,431,379	1,707,641
Customer deposits	222,284	287,789	329,509
Customer Overpayment		42,307
Unearned revenue	87,420	61,672	110,142
Other payable	458,412	420,450	241,771
Accrued interest	637,389	507,218	493,365
Accrued compensation and personnel related payables	24,528	24,528	869,673
Note Payable	20,000	20,000	20,000
Notes payable - related parties	18,000	18,000	23,000
Loans payable	192,030	214,585	329,029
Loans payable - related party	135,000	30,000	30,000
Convertible notes payable, net	1,378,221	1,046,909	2,399,941
Derivative liabilities	3,259,345	2,991,953	3,069,616
Warrants liabilities	15,663	24,658	40,400
Shares to be issued	262,000	100,000	2,691,000
Lease Liability - Current	110,824
Total current liabilities	8,280,102	7,247,431	12,381,069
Lease Liability - Non-Current	318,083
Total liabilities	8,598,185	7,247,431	12,381,069
Stockholders' deficiency:
Preferred Stock, $0.001 Par Value, 10,000,000 Shares Authorized, 3,165,001, 2,000,000 and 0 Shares Issued and Outstanding at December 31,2019, June 30, 2019 and June 2018, respectively	3,165	2,000
Common Stock, $0.001 Par Value, 300,000,000 Shares Authorized, 1,129,926,122, 697,608,570 and 246,135,203 Shares Issued and Outstanding at December 31, 2019, June 30, 2019 and 2018	1,129,918	697,610	246,136
Additional paid-in capital	83,472,384	61,038,875	21,952,561
Shares to be cancelled, common shares	(21,566,046)
Shares to be cancelled, preferred shares	(10,725,014)
Shares to Be Issued, Preferred Shares			2,000,000
Shares to Be Issued, Common Shares	100,000	29,000	467,996
Accumulated deficiency	(56,871,025)	(47,088,950)	(34,859,799)
Total stockholders' equity (deficiency)	(4,456,617)	14,678,534	(10,193,106)
Total liabilities and stockholders' equity (deficiency)	$ 4,141,568	$ 21,925,965	$ 2,187,963